Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2012
Net Income (Loss) Per Share [Abstract]
Components Of Reconciliation Of Numerators And Denominators Net Income Per Share

	Net income
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2012	(numerator)	(denominator)	amount
Basic net income per share	$2,749,317	6,455,817	$0.43
Effect of dilutive stock options	—	—
Diluted net income per share	$2,749,317	6,455,817	$0.43

	Net income
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2011	(numerator)	(denominator)	amount
Basic net income per share	$666,316	6,304,776	$0.11
Effect of dilutive stock options	—	—
Diluted net income per share	$666,316	6,304,776	$0.11

	Net loss
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2010	(numerator)	(denominator)	amount
Basic net loss per share	$(5,732,925)	6,014,733	$(0.95)
Effect of dilutive stock options	—	—
Diluted net loss per share	$(5,732,925)	6,014,733	$(0.95)